Selling, general and administrative expenses (Tables)	12 Months Ended
Jun. 30, 2023
Selling, general and administrative expenses
Schedule of selling, general and administrative expenses

	Year ended June 30,
(in € thousands)	2021	2022	2023
Personnel-related expenses	(133,710)	(122,695)	(119,450)
Thereof contributions to defined contribution plans	—	(34)	(259)
Rental and other facility-related expenses	(2,197)	(2,252)	(2,668)
IT expenses	(6,636)	(7,647)	(8,911)
Insurances and fees	(2,833)	(4,145)	(3,082)
Travel costs	(143)	(1,390)	(2,896)
IPO preparation and transaction costs (1)	(6,984)	—	—
Other transaction-related, certain legal and other expenses (2)	—	(2,493)	(5,446)
Consulting and other services	(2,140)	(4,342)	(920)
Other	(2,508)	(3,207)	(4,319)
Total Selling, general and administrative expenses	(157,151)	(148,172)	(147,691)
(1)	Represents non-recurring professional fees, including consulting, legal and accounting fees, related to our initial public offering (“IPO”), which are classified within selling, general and administrative expenses.
(2)	Other transaction-related, certain legal and other expenses represents (i) professional fees, including advisory and accounting fees, related to potential transactions, (ii) certain legal expenses incurred outside the ordinary course of our business and (iii) other non-recurring expenses incurred in connection with the costs of establishing our new central warehouse in Leipzig, Germany.